Cover	Jan. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2024
Entity File Number	001-39071
Entity Registrant Name	ADC Therapeutics SA
Entity Central Index Key	0001771910
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Biopole
Entity Address, Address Line Two	Route de la Corniche 3B
Entity Address, City or Town	Epalinges
Entity Address, Country	CH
Entity Address, Postal Zip Code	1066
Country Region	41
City Area Code	21
Local Phone Number	653 02 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value CHF 0.08 per share
Trading Symbol	ADCT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false